Average Annual Total Returns{- Investor Freedom® 2015 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2015 Portfolio	VIP Investor Freedom 2015 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2015 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2015 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0550 Past 1 year	F0550 Past 5 years	F0550 Past 10 years
Total	13.70%	9.21%	7.55%	7.51%	4.44%	3.84%	11.62%	8.74%	7.50%